Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 14.7	£ 57.2
Corporate bond
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 4,790.3	£ 5,509.1